EARN-OUT LIABILITY	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
EARN-OUT LIABILITY

NOTE 15: EARN-OUT LIABILITY

In conjunction with the Business Combination, on the Closing Date, Kalera entered into a contingent value rights agreement (the “Contingent Value Rights Agreement”) as additional consideration for the Second Merger and the Kalera Capital Reduction, certain Kalera security holders are entitled to receive Contingent Value Rights (“CVRs”). Each CVR represents a contingent right to receive up to two payments in the form of additional Kalera Public Limited Company Ordinary Shares, issuable upon the achievement of certain milestones during the two year period following the Closing Date:

1.	The first milestone event is achieved if the Ordinary Shares trade at or over a market price of $12.50 for 20 trading days within a 30 trading-day period, based on volume-weighted average trading prices.

2.	The second milestone event is achieved if the Ordinary Shares trade at or over a market price of $15.00 for 20 trading days within a 30 trading-day period, based on volume-weighted average trading prices.

KALERA PUBLIC LTD CO. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

3.	In the event of change in control (the business combination) and the corresponding per share valuation of Kalera Ordinary Shares is greater than or equal to (x) $12.50 or (y) $15.00 (subject to adjustments for stock splits, reverse stock splits, stock dividends, recapitalizations, exchange of shares or other like change), then in the case of clause (x), the first milestone event shall be deemed to have occurred and, in the case of clause (y) the first milestone event and the Second milestone event shall be deemed to have occurred, and in either case, the applicable milestone payment(s) shall be issued to the Holders immediately prior to the consummation of such Sale of the Company.

The amount of shares issuable to each CVR holder for the achievement of each milestone equals 1,858,966 ordinary shares of Kalera Public Limited Company (adjusted for any stock splits, stock dvidends, combinations, subdivisions, recapitalization and the like). The CVRs are non-transferable. Insignificant amount of CVRs granted to holders of unvested in-the-money Company Options,which are subject to vesting terms with time-vesting schedules that match the terms of the underlying Company Options.

The Company evaluated the Earnout Liability under ASC 815-40, Derivatives and Hedging-Contracts in Entity’s Own Equity (“ASC 815-40”), and concluded they do not meet the criteria to be classified in shareholders’ equity. Specifically, there are contingent exercise provisions and settlement provisions that exist. It is noted that all remaining shares would be issuable (or the forfeiture provisions would lapse) upon any change of control involving the Company as describe above. This means that settlement is not solely impacted by the share price of the Company (that is, the share price observed in or implied by a qualifying change-in-control event), but also by the occurrence of a qualifying change-in-control event. This causes the arrangement to not be indexed to the Company’s own shares and liability classification is appropriate. The Company recorded these instruments as liabilities on the condensed consolidated balance sheet at fair value, with subsequent changes in their respective fair values recognized in earnings at each reporting date. The earnout liability was fair valued using the monte carlo model. The inputs used for the model were a volatility of 90%, and interest rate of 3%. At June 30, 2022 and December 31, 2021 the balance of the earnout liability was $13,775 thousand and $0 thousand respectively. A gain of $17,250 thousand was recorded in the three months and six months ended June 30, 2022 in the condensed consolidated statement of operations and comprehensive loss for the change in the fair market value of the decrease in liability due to decrease in Kalera share price from Closing Date to June 30, 2022.